Equity (Details) - Schedule of assumptions used to value stock options granted using a Black-Scholes model - Series A Warrants [Member] - $ / shares		12 Months Ended
	Jul. 10, 2018	Dec. 31, 2019	Dec. 31, 2018
Equity (Details) - Schedule of assumptions used to value stock options granted using a Black-Scholes model [Line Items]
Terms of warrants	48 years	30 years	42 years
Exercise price (in Dollars per share)	$ 2.60	$ 1.18	$ 2.60
Risk free rate of interest	2.77%	1.56%	2.77%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2.03%	2.45%	2.09%